Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Treasury Shares	Accumulated Deficit	Total
Beginning balance at Jan. 09, 2019
Beginning balance, shares at Jan. 09, 2019
Issuance of founder shares at inception		$ 2,789					2,789
Issuance of founder shares at inception, shares		27,890,000
Issuance of preferred stock for VEO, Inc. acquisition	$ 150		13,214,850				13,215,000
Issuance of preferred stock for VEO, Inc. acquisition, shares	1,500,000
Issuance of preferred stock for InduraPower, Inc. acquisition	$ 80		7,047,920				7,048,000
Issuance of preferred stock for InduraPower, Inc. acquisition, shares	800,000
Issuance of preferred stock for Silver Bullet Technology, Inc. acquisition	$ 30		2,642,970				2,643,000
Issuance of preferred stock for Silver Bullet Technology, Inc. acquisition, shares	300,000
Common stock issued as restricted stock awards		$ 8	351,992				352,000
Common stock issued as restricted stock awards, shares		80,000
Net loss						(770,677)	(770,677)
Ending balance at Mar. 31, 2019	$ 260	$ 2,797	23,257,732			(770,677)	22,490,112
Ending balance, shares at Mar. 31, 2019	2,600,000	27,970,000
Beginning balance at Jan. 09, 2019
Beginning balance, shares at Jan. 09, 2019
Net loss							(5,058,434)
Ending balance at Jun. 30, 2019	$ 260	$ 4,121	81,499,863	(21,699)		(5,058,434)	76,424,111
Ending balance, shares at Jun. 30, 2019	2,600,000	41,207,149
Beginning balance at Jan. 09, 2019
Beginning balance, shares at Jan. 09, 2019
Issuance of common stock for exercise of warrants		$ 337	33,388				33,725
Issuance of common stock for exercise of warrants, shares		3,372,500
Issuance of founder shares at inception		$ 2,789					2,789
Issuance of founder shares at inception, shares		27,890,000
Issuance of preferred stock for VEO, Inc. acquisition	$ 150		13,214,850				13,215,000
Issuance of preferred stock for VEO, Inc. acquisition, shares	1,500,000
Issuance of preferred stock for InduraPower, Inc. acquisition	$ 80		7,047,920				7,048,000
Issuance of preferred stock for InduraPower, Inc. acquisition, shares	800,000
Issuance of preferred stock for Silver Bullet Technology, Inc. acquisition	$ 30		2,642,970				2,643,000
Issuance of preferred stock for Silver Bullet Technology, Inc. acquisition, shares	300,000
Issuance of common stock for DragonWave-X LLC and Lextrum, Inc. acquisitions		$ 1,324	58,242,132				58,243,456
Issuance of common stock for DragonWave-X LLC and Lextrum, Inc. acquisitions, shares		13,237,149
Common stock issued for cash		$ 50	4,950				5,000
Common stock issued for cash, shares		500,000
Common stock issued for cashless exercise of warrants		$ 337	33,388				33,725
Common stock issued for cashless exercise of warrants, shares		3,372,500
Common stock issued for conversion of senior convertible debentures		$ 110	3,752,388				3,752,498
Common stock issued for conversion of senior convertible debentures, shares		1,100,000
Common stock issued in debt conversion		$ 16	703,984				704,000
Common stock issued in debt conversion, shares		160,000
Warrants issued for services			4,074,330				4,074,330
Warrants issued in conjunction with debt agreements			3,138,667				3,138,667
Common stock issued as debt issuance costs		$ 123	7,805,489				7,805,612
Common stock issued as debt issuance costs, shares		1,235,140
Common stock issued for services		$ 12	525,290				525,302
Common stock issued for services, shares		120,000
Share-based compensation		$ 5	258,256				258,261
Share-based compensation, shares		45,660
Beneficial conversion feature			855,549				855,549
Conversion of preferred stock	$ (260)	$ 260
Conversion of preferred stock, shares	(2,600,000)	2,600,000
Conversion of ComSovereign Corp. stock at 0.8902 into Drone Aviation Holding Corp. stock		$ 4,474	(4,474)
Conversion of ComSovereign Corp. stock at 0.8902 into Drone Aviation Holding Corp. stock, shares		44,739,551
Merger with Drone Aviation Holding Corp.		$ 3,333	28,257,491		(50,000)		28,210,824
Merger with Drone Aviation Holding Corp., shares		33,326,243
Net loss						(27,545,255)	(27,545,255)
Other comprehensive loss				(23,383)			(23,383)
Ending balance at Dec. 31, 2019		$ 12,833	130,553,180	(23,383)	(50,000)	(27,545,255)	102,947,375
Ending balance, shares at Dec. 31, 2019		128,326,243
Beginning balance at Mar. 31, 2019	$ 260	$ 2,797	23,257,732			(770,677)	22,490,112
Beginning balance, shares at Mar. 31, 2019	2,600,000	27,970,000
Issuance of common stock for DragonWave-X LLC and Lextrum, Inc. acquisitions		$ 1,324	58,242,131				58,243,455
Issuance of common stock for DragonWave-X LLC and Lextrum, Inc. acquisitions, shares		13,237,149
Foreign currency translation adjustment				(21,699)			(21,699)
Net loss						(4,287,757)	(4,287,757)
Ending balance at Jun. 30, 2019	$ 260	$ 4,121	81,499,863	(21,699)		(5,058,434)	76,424,111
Ending balance, shares at Jun. 30, 2019	2,600,000	41,207,149
Beginning balance at Dec. 31, 2019		$ 12,833	130,553,180	(23,383)	(50,000)	(27,545,255)	102,947,375
Beginning balance, shares at Dec. 31, 2019		128,326,243
Issuance of common stock for settlement of accounts payable		$ 17	193,143				193,160
Issuance of common stock for settlement of accounts payable, shares		165,095
Issuance of common stock for debt issue costs		$ 5	56,995				57,000
Issuance of common stock for debt issue costs, shares		50,000
Foreign currency translation adjustment				1,684			1,684
Net loss						(7,025,538)	(7,025,538)
Ending balance at Mar. 31, 2020		$ 12,855	130,803,318	(21,699)	(50,000)	(34,570,793)	96,173,681
Ending balance, shares at Mar. 31, 2020		128,541,338
Beginning balance at Dec. 31, 2019		$ 12,833	130,553,180	(23,383)	(50,000)	(27,545,255)	102,947,375
Beginning balance, shares at Dec. 31, 2019		128,326,243
Net loss							(14,591,223)
Ending balance at Jun. 30, 2020		$ 12,885	130,957,464	(21,699)	(50,000)	(42,136,478)	88,762,172
Ending balance, shares at Jun. 30, 2020		128,846,064
Beginning balance at Mar. 31, 2020		$ 12,855	130,803,318	(21,699)	(50,000)	(34,570,793)	96,173,681
Beginning balance, shares at Mar. 31, 2020		128,541,338
Issuance of common stock for exercise of warrants		$ 28	2,807				2,835
Issuance of common stock for exercise of warrants, shares		283,530
Issuance of common stock for payment of accrued interest		$ 2	38,362				38,364
Issuance of common stock for payment of accrued interest, shares		21,196
Common stock issued for cashless exercise of warrants		$ 28	2,807				2,835
Common stock issued for cashless exercise of warrants, shares		283,530
Warrants issued in conjunction with debt agreements			44,323				44,323
Beneficial conversion feature			68,654				68,654
Net loss						(7,565,685)	(7,565,685)
Ending balance at Jun. 30, 2020		$ 12,885	$ 130,957,464	$ (21,699)	$ (50,000)	$ (42,136,478)	$ 88,762,172
Ending balance, shares at Jun. 30, 2020		128,846,064